Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ 58.1	$ 68.9	$ 94.6
Items that will not be reclassified to earnings, net of tax:
Actuarial gain on post-employment obligation	0.0	0.6	0.1
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment (loss) gain	(0.2)	16.1	(25.5)
Net (loss) gain on derivatives designated as cash flow hedges	(0.5)	0.4	8.7
Reclassification of net (gain) loss on cash flow hedges to income	(1.1)	6.0	4.7
Other comprehensive (loss) income	(1.8)	23.1	(12.0)
Comprehensive income	56.3	92.0	82.6
Attributable to:
Shareholders of the Company	57.8	95.7	82.6
Non-controlling interest	(1.5)	(3.7)	0.0
Comprehensive income	$ 56.3	$ 92.0	$ 82.6